INDEBTEDNESS (DETAILS 2) (USD $) In Millions, unless otherwise specified	Jan. 03, 2014	Dec. 28, 2012
Total indebtedness [Abstract]
Total indebtedness	$ 1,711.5	$ 2,064.3
Current portion of long-term debt	44.6	71.8
Long-term debt	$ 1,666.9	$ 1,992.5